PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Buildings	203,684	225,633
Furniture, fixtures and equipment	61,584	67,997
Motor vehicles	11,923	12,562
Leasehold improvements	15,565	19,847

	292,756	326,039
Less: accumulated depreciation and amortization	(70,461)	(91,543)

	222,295	234,496
Construction in progress	5,212	4,714

	227,507	239,210

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB16,603, RMB20,971 and RMB23,900, respectively.